Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance	€ 21,273
Ending Balance	28,755	€ 21,273
Net book value	28,755	21,273	€ 18,111
Assets under construction [member]
IfrsStatementLineItems [Line Items]
Net book value	17,063	11,785	17,161
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Net book value	1,225	1,186
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	70	305	157
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	10,397	7,997	€ 793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	25,594	18,457
Additions during the year	8,352	11,054
Revaluation	19	708
Transfers during the year		(2,149)
Sale and leaseback		(1,621)
Disposals		(52)
Reclassifications
Ending Balance	33,965	25,594
Gross carrying amount [member] | Assets under construction [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	15,106	17,161
Additions during the year	5,379	9,191
Revaluation
Transfers during the year		(2,149)
Sale and leaseback		(8,294)
Disposals
Grant income		(803)
Reclassifications	(101)
Ending Balance	20,384	15,106
Gross carrying amount [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,337
Additions during the year	113	1,267
Revaluation
Transfers during the year		70
Sale and leaseback
Disposals
Grant income
Reclassifications	101
Ending Balance	1,551	1,337
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	389	185
Additions during the year	18	274
Revaluation
Transfers during the year		(70)
Sale and leaseback
Disposals
Grant income
Ending Balance	407	389
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	8,762	1,111
Additions during the year	2,842	322
Revaluation	19	708
Transfers during the year
Sale and leaseback		6,673
Disposals		(52)
Grant income
Ending Balance	11,623	8,762
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(4,321)	(347)
Charge for year	(684)	(661)
Transfers during the year
Impairment charge	(205)	(3,321)
Derecognition		8
Ending Balance	(5,210)	(4,321)
Accumulated impairment [member] | Assets under construction [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(3,321)
Charge for year
Transfers during the year
Impairment charge		(3,321)
Derecognition
Ending Balance	(3,321)	(3,321)
Accumulated impairment [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(151)
Charge for year	(175)	(141)
Transfers during the year		(10)
Impairment charge
Derecognition
Ending Balance	(326)	(151)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(84)	(28)
Charge for year	(48)	(66)
Transfers during the year		10
Impairment charge	(205)
Derecognition
Ending Balance	(337)	(84)
Accumulated impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(765)	(319)
Charge for year	(461)	(454)
Transfers during the year
Impairment charge
Derecognition		8
Ending Balance	€ (1,226)	€ (765)